Document and Entity Information	12 Months Ended
Jun. 10, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	PIONEER SERIES TRUST XI
Central Index Key	0000078758
Amendment Flag	false
Document Creation Date	Jun. 11, 2013
Document Effective Date	Jun. 11, 2013
Prospectus Date	Jun. 10, 2013